Contingent consideration (Tables)	12 Months Ended
Dec. 31, 2025
Contingent Consideration [Abstract]
Schedule of Contingent Consideration

US$'000
Balance at January 1, 2025	72,049
Remeasurement of contingent consideration	(11,618)
Unwind of discount	2,201
Charged to profit or loss	(9,417)
Exchange differences	1,946
Acquisition of businesses	17,492
Amounts adjusted to intangible assets	(383)
Payments for contingent consideration (Operating)	(51,786)
Payments for contingent consideration (Investing)	(7,667)
Balance at December 31, 2025	22,234
Current	11,540
Non-current	10,694
Total contingent consideration	22,234

(Recast)
Balance at January 1, 2024	63,453
Remeasurement of contingent consideration	7,326
Unwind of discount	9,546
Charged to profit or loss	16,872
Exchange differences	(2,783)
Acquisition of businesses	19,783
Amounts adjusted to intangible assets	1,159
Payments for contingent consideration (Operating)	(23,902)
Payments for contingent consideration (Investing)	(2,533)
Balance at December 31, 2024	72,049
Current	53,215
Non-current	18,834
Total contingent consideration	72,049

Schedule of Contingent Consideration Valuation	The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:
Contingent consideration valuation

1.	Unobservable input	Methodology	December 31, 2025
Risk adjusted post- tax discount rate
The post-tax discount rate used in the
valuation has been determined based on
required rates of returns of listed companies
in the biotechnology industry (having
regards to their stage of development, size
and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $68,000.
	Expected sales volumes	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $95,000.
	Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $95,000.
	Approval for marketing authorization probability success factor	This assumption is based on management’s estimate for achieving regulatory approval and is determined through benchmarking of historic approval rates.	An increase / decrease in the probability of success factor by 10% would increase / decrease the contingent consideration by $1,033,000.
The following table summarizes the quantitative information about these assumptions, including the impact of sensitivities from reasonably possible changes where applicable:
Contingent consideration valuation

1.	Unobservable input	Methodology	December 31, 2025
Risk adjusted post- tax discount rate
The post-tax discount rate used in the
valuation has been determined based on
required rates of returns of listed companies
in the biotechnology industry (having
regards to their stage of development, size
and risk adjustments).
A 0.5% increase / decrease in the post-tax discount rate would decrease / increase the contingent consideration by $90,000.
	Expected sales volumes - ARTMS and Telix products	This is determined through assumptions on target market population, penetration and growth rates in the United States and Europe.	A 10.0% increase / decrease in the sales volumes would increase / decrease the contingent consideration by $145,000.
	Net sales price per unit	The net sales price per unit is estimated based on comparable products currently in the market.	A 10.0% increase / decrease in the net sales price per unit would increase / decrease the contingent consideration by $180,000 across the different royalties.
	Milestone achievement probability of success factor	This assumption is based on management’s estimate for achieving the clinical or commercial milestones.	An increase / decrease in the probability of success factor by 10.0% would increase / decrease the contingent consideration by $1,339,000.